Business Combination	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Combination
3.
Business Combination

As stated in Note 1 regarding to the MBO, since OMSET PL was formed to acquire OMS and disposed of its indirect interest in OMS shortly after the acquisition, it would be appropriate to view the substance of the various transactions as an acquisition of OMS by OMSET INC on June 16, 2023. The financial statements of OMSET INC would apply the provisions of IFRS 3 as issued by the International Accounting Standards Board in the same manner as they would have been applied in the financial statements of OMSET PL.

OMSET PL has allocated the purchase price of predecessor based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the IAS using the fair value approach in combination of replacement cost approach and market approach. The management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed, and intangible assets identified as of the acquisition date. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expenses.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of predecessor:

At acquisition date	US$’000
Property, plant and equipment	33,400
Intangible assets	216
Right-of-use assets	5,582
Inventories	9,537
Trade receivables	12,189
Cash and cash equivalents	29,903
Other assets	5,006
Trade payables	(10,980)
Amount due to related parties	(8,845)
Lease liabilities	(4,502)
Borrowings	(874)
Deferred tax liabilities, net	(1,193)
Tax provision	(6,267)
Other liabilities	(11,743)
Fair value of net assets acquired	51,429
Less: Purchase consideration	(2,000)
Bargain purchase gain	49,429

The Successor recognized a bargain purchase gain of $49.4 million, representing the excess of the fair value of the net assets acquired over the net consideration paid.

This gain arises primarily as the acquirer and acquiree negotiated and agreed a fixed purchase consideration back in 2022 during which the oil and gas industry is still recovering from a major downturn. As market conditions have improved materially since the downturn, these assets have been revalued to reflect their current fair value and the difference between the acquisition cost and the revalued amount has resulted in a significant gain recognized under bargain purchase gain.

Unaudited Pro Forma Financial Information

The acquired business contributed revenue of $163.3 million and net profit of $82.1 million to the Successor for the period from June 16, 2023 to March 31, 2024. If the acquisition had occurred on April 1, 2023, consolidated pro-forma revenue and net profit for the year ended March 31, 2024 would have been $181.5 million and $83.4 million, respectively. These amounts have been calculated using the Predecessor’s results and adjusting them for the additional depreciation that would have been charged assuming the fair value adjustments to the property, plant and equipment had applied from April 1, 2023, together with the consequential tax effects.

3A REVISION OF SUCCESSOR FINANCIAL STATEMENTS

Subsequent to the issuance of the consolidated financial statements for the Successor period from June 16, 2023 to March 31, 2024, the Successor identified certain errors related to the depreciation expenses (included in cost of revenue) of certain property, plant and equipment for the Successor period from June 16, 2023 to March 31, 2024.

The Successor determined that as part of the revaluation of assets acquired in connection with the MBO, there are certain property, plant and equipment that have not been depreciated based on the new remaining useful lives as assessed upon the completion of MBO, where the fair value excess of certain property, plant and equipment was recognized as depreciation expense immediately after MBO. The Successor recalculated the depreciation expenses based on the reassessed new remaining useful life in consideration of the actual condition, purchase date, or expected remaining economic benefit of the property, plant and equipment and revised the consolidated financial statements for the period from June 16, 2023 to March 31, 2024. The impact of this revision on the various captions is presented below.

The following table summarized the corrections made to the previously reported consolidated financial statements as of March 31, 2024 and for the Successor period from June 16, 2023 to March 31, 2024.

	As of March 31, 2024 (Successor)
	As previously reported	Adjustments	As revised
	US$’000	US$’000	US$’000
Assets
Non-current assets:
Property, plant and equipment	27,966	4,074	32,040
Total Non-Current Assets	35,276	4,074	39,350
Total Assets	149,358	4,074	153,432

Liabilities
Non-current Liabilities:
Deferred tax liabilities, net	2,991	693	3,684
Total Non-Current Liabilities	10,936	693	11,629
Total Liabilities	72,385	693	73,078

Equity
Retained earnings	10,437	3,381	13,818
Equity attributable to Shareholders of the Company	73,648	3,381	77,029
Total equity	76,973	3,381	80,354
Total liabilities and equity	149,358	4,074	153,432

The effects of revision for the correction of the error on the consolidated financial statements of profit or loss and other comprehensive income for the Successor period from June 16, 2023 to March 31, 2024 are as follows:

	For the period June 16, 2023 through March 31, 2024 (Successor)
	As previously reported	Adjustments	As revised
	US$’000	US$’000	US$’000
Total cost of revenue	(118,599)	4,074	(114,525)
Gross profit	44,668	4,074	48,742
Operating profit	36,094	4,074	40,168
Profit before tax	85,438	4,074	89,512
Income tax expense	(6,731)	(693)	(7,424)
Net profit	78,707	3,381	82,088
Total comprehensive income	76,973	3,381	80,354

Net profit attributable to:
Shareholders of the Company	77,499	3,381	80,880
Net profit	78,707	3,381	82,088

Total comprehensive income attributable to:
Shareholders of the Company	75,803	3,381	79,184
Total comprehensive income	76,973	3,381	80,354
Basic and diluted earnings per share (as adjusted)	2.10	0.09	2.19

The effects of revision for the correction of the error on the consolidated statements of cash flows are as follows:

	Successor
	As previously reported	Adjustments	As revised
	US$’000	US$’000	US$’000
Operating activities
Net income	78,707	3,381	82,088
Adjustments for:
Income tax expenses	6,731	693	7,424
Depreciation of property, plant and equipment	7,874	(4,074)	3,800
Net cash provided by operating activities	15,527	—	15,527